Promissory Notes Payable, Convertible Notes Payable and Accrued Interest Payable (Details Narrative) - USD ($)					12 Months Ended
	Dec. 14, 2017	Oct. 30, 2016	Aug. 02, 2016	May 13, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2014	Mar. 31, 2013	Dec. 14, 2015
Bridge loan									$ 435,000
Debt Instrument Principal and Accrued Interest Outstanding					$ 1,092,000	$ 907,000
Interest Expense					596,724	$ 560,926	$ 518,644
Number of common shares acquired by each warrant										0.5
Warrant expiration date, description								Expired on December 18, 2016 and March 7, 2017.
Fair value of warrants								$ 1,532,877
Beneficial conversion feature							195,938
Deferred financing fees							558,552
Accrued interest					2,425,694
Accrued interest past due					$ 2,272,053
Fair value of stock price, per share					$ 0.019	$ 0.032
Gain from settlement of debt for shares issuable						$ 30,705
Common stock shares issued, value					$ 16,667	$ 123,809
Common stock shares issued, shares	1				890,884	3,862,850
Gain on transaction of settlement					$ 8,885
Accretion Expense					0	$ 0	91,698
Loan Agreement 1 [Member]
Debt instrument interest rate per month, percentage				1.25%
Debt maturity period				Nov. 30, 2016
Interest Expense					48,000	48,000	31,442
Accrued interest					127,442	79,442
Debt instrument, face amount				$ 200,000
Debt instrument, interest percenatge per month				2.00%
Loan Agreement 2 [Member]
Debt instrument interest rate per month, percentage			1.25%
Debt maturity period			Jan. 31, 2017
Interest Expense					48,000	48,000	22,678
Accrued interest					118,678	70,678
Debt instrument, face amount			$ 200,000
Debt instrument, interest percenatge per month			2.00%
Loan Agreement 3 [Member]
Debt instrument interest rate per month, percentage		1.25%
Debt maturity period		Apr. 30, 2017
Interest Expense					24,000	23,258	6,440
Accrued interest					53,698	29,698
Debt instrument, face amount		$ 100,000
Debt instrument, interest percenatge per month		2.00%
Note Holders [Member]
Additional interest expenses					25,551
Common Stock [Member]
Conversion of converible debt								22,160,000
Number of common shares acquired by each warrant								20,000
Number of common shares acquired by Warrants								11,080,000
Exercise price, per share								$ 0.30
Promissory Note [Member]
Debt instrument periodic payment, description									The bridge financing lender received a promissory note, with interest payable at 2% per month after October 23, 2012.
Debt instrument interest rate per month, percentage									2.00%
Debt maturity period									Jun. 30, 2014
Additional interest on accrued interest per month, percentage									2.00%
Additional interest charge on current interest expenses per month, percentage									0.09%
Interest Expense					$ 220,000	182,000	$ 143,000
8% Redeemable Promissory Notes [Member] | Series C Stock Purchase Warrants [Member]
Debt Instrument, Description								The Company issued, in two separate tranches, 554 units of 8% redeemable promissory convertible notes (the "Notes") together with Series C stock purchase warrants (the "Warrants").
Proceeds from Issuance of Debt								$ 5,540,000
Convertible Debt [Member]
Deferred financing fees						24,514
Repayment of debt						$ 130,000
Settlement price, per share					$ 0.04	$ 0.04
Convertible Debt [Member] | CAD [Member]
Settlement price, per share					$ 0.05	$ 0.05